Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0002094710
Registrant Name	ARC Group Securities Acquisition II
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A